UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________________

FORM N-Q

________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

________________________________

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

COMMON STOCKS (99.2%)	SHARES	VALUE
Airlines (2.3%)
Southwest Airlines Co.	1,764,190	$15,471,946

Auto Components (2.4%)
Johnson Controls, Inc.	576,030	15,783,222

Building Products (2.5%)
Universal Forest Products, Inc.	391,400	16,258,756

Capital Markets (4.4%)
Raymond James Financial, Inc.	401,500	14,714,975
The Bank of New York Mellon Corp.	627,200	14,187,264
		28,902,239
Commercial Banks (6.6%)
BB&T Corp.	503,720	16,703,355
First Interstate Bancsystem, Inc. (Class A)(a)	824,300	12,331,528
The PNC Financial Services Group, Inc.	231,880	14,631,628
		43,666,511
Communications Equipment (2.4%)
Cisco Systems, Inc.	813,030	15,520,743

Construction & Engineering (6.8%)
EMCOR Group, Inc.	510,100	14,558,254
MasTec, Inc.(b)	760,135	14,974,660
URS Corp.	443,610	15,663,869
		45,196,783
Consumer Finance (3.2%)
Capital One Financial Corp.	370,875	21,143,584

Electrical Equipment (2.0%)
ABB, Ltd. (ADR)	722,200	13,505,140

Electronic Equipment & Instruments (6.8%)
Avnet, Inc.(b)	497,925	14,484,638
Benchmark Electronics, Inc.(b)	969,630	14,806,250
TE Connectivity, Ltd.	461,800	15,705,818
		44,996,706
Energy Equipment & Services (6.7%)
Ensco PLC (Class A)	315,375	17,206,860
McDermott International, Inc.(b)	820,900	10,031,398
Tidewater, Inc.	355,950	17,274,254
		44,512,512
Food & Staples Retailing (2.1%)
CVS Caremark Corp.	289,500	14,017,590

Food Products (5.0%)
Archer-Daniels-Midland Co.	613,625	16,678,327
Bunge, Ltd.	245,200	16,440,660
		33,118,987
Health Care Equipment & Supplies (6.6%)
Boston Scientific Corp.(b)	2,839,630	16,299,476
Covidien PLC	202,802	12,050,495
Zimmer Holdings, Inc.	231,400	15,647,268
		43,997,239
Health Care Providers & Services (2.4%)
Quest Diagnostics, Inc.	248,700	15,775,041

Hotels Restaurants & Leisure (3.0%)
Royal Caribbean Cruises, Ltd.	222,400	6,718,704
WMS Industries, Inc.(b)	810,000	13,267,800
		19,986,504
Insurance (3.1%)
Endurance Specialty Holdings, Ltd.	348,200	13,405,700
Willis Group Holdings PLC	189,400	6,992,648
		20,398,348
Machinery (2.5%)
AGCO Corp.(b)	343,600	16,314,128

Metals & Mining (5.5%)
AuRico Gold, Inc. (CAD)(b)(c)	2,956,140	20,778,077
RTI International Metals, Inc.(b)	651,300	15,592,122
		36,370,199
Oil, Gas & Consumable Fuels (9.3%)
Devon Energy Corp.	277,275	16,775,137
Hess Corp.	322,390	17,318,791
Marathon Oil Corp.	585,675	17,318,410
Marathon Petroleum Corp.	189,940	10,368,825
		61,781,163
Pharmaceuticals (4.4%)
Hospira, Inc.(b)	395,160	12,969,151
Pfizer, Inc.	643,090	15,980,787
		28,949,938
Professional Services (2.0%)
Manpower, Inc.	365,100	13,435,680

Road & Rail (1.7%)
Ryder System, Inc.	291,900	11,401,614

Semiconductors (5.5%)
ATMI, Inc.(b)	763,140	14,171,510
Intel Corp.	568,690	12,897,889
RF Micro Devices, Inc.(b)	2,383,200	9,413,640
		36,483,039

TOTAL COMMON STOCKS (Cost $598,523,506)		$656,987,612

SHORT-TERM INVESTMENTS (1.4%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (1.4%)
Citibank (London)(d)(e)	0.03%	$9,022,881	$9,022,881

TOTAL SHORT-TERM INVESTMENTS (Cost $9,022,881)			$9,022,881

TOTAL INVESTMENTS - (100.6%) (Cost $607,546,387)			666,010,493

OTHER ASSETS AND LIABILITIES, NET - (-0.6%)			(3,730,840)
TOTAL NET ASSETS - (100.0%)			$662,279,653

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

COMMON STOCKS (98.1%)	SHARES	VALUE
Auto Components (1.0%)
Superior Industries International, Inc.(a)	1,600,000	$27,344,000

Building Products (2.4%)
Quanex Building Products Corp.	1,350,000	25,434,000
Universal Forest Products, Inc.	960,349	39,892,897
		65,326,897
Capital Markets (0.6%)
BGC Partners, Inc. (Class A)	3,300,000	16,170,000

Chemicals (8.2%)
American Vanguard Corp.(a)	1,425,000	49,590,000
Intrepid Potash, Inc.(b)	1,750,000	37,590,000
Olin Corp.	3,250,000	70,622,500
Sensient Technologies Corp.	1,050,000	38,598,000
Zep, Inc.(a)	1,700,000	25,704,000
		222,104,500
Commercial Banks (10.4%)
Associated Banc-Corp.	3,825,000	50,375,250
Centerstate Banks, Inc.(a)	1,725,000	15,387,000
Glacier Bancorp, Inc.	1,825,000	28,433,500
Independent Bank Corp.	1,000,000	30,090,000
Old National Bancorp	4,125,000	56,141,250
Renasant Corp.(a)	1,700,000	33,328,500
StellarOne Corp.(a)	1,625,000	21,385,000
Umpqua Holdings Corp.	3,625,000	46,726,250
		281,866,750
Communications Equipment (1.0%)
Black Box Corp.(a)	1,100,000	28,061,000

Construction & Engineering (2.3%)
Granite Construction, Inc.(a)	2,158,500	61,992,120

Diversified Consumer Services (1.6%)
Regis Corp.	2,325,000	42,733,500

Diversified Financial Services (0.8%)
Asset Acceptance Capital Corp.(a)(b)(f)	2,753,559	20,541,550

Electrical Equipment (1.7%)
Encore Wire Corp.(a)	1,550,000	45,353,000

Electronic Equipment & Instruments (3.7%)
AVX Corp.	1,750,000	16,782,500
CTS Corp.(a)	2,375,000	23,916,250
Electro Rent Corp.	1,138,843	20,146,133
Park Electrochemical Corp.(a)	1,575,000	39,107,250
		99,952,133
Energy Equipment & Services (7.6%)
CARBO Ceramics, Inc.	575,000	36,179,000
Gulf Island Fabrication, Inc.(a)	1,250,000	34,837,500
Patterson-UTI Energy, Inc.	4,100,000	64,944,000
Unit Corp.(b)	1,675,000	69,512,500
		205,473,000
Food & Staples Retailing (0.5%)
Weis Markets, Inc.	340,240	14,402,359

Health Care Equipment & Supplies (11.3%)
Analogic Corp.(a)	850,000	66,444,500
CONMED Corp.(a)	1,800,000	51,300,000
Invacare Corp.(a)	3,000,000	42,420,000
STERIS Corp.	1,850,000	65,619,500
Teleflex, Inc.	1,175,000	80,887,000
		306,671,000
Health Care Providers & Services (5.0%)
Omnicare, Inc.	2,000,000	67,940,000
Owens & Minor, Inc.	1,200,000	35,856,000
PharMerica Corp.(a)(b)	2,600,000	32,916,000
		136,712,000
Insurance (1.8%)
Horace Mann Educators Corp.	1,400,000	25,354,000
Selective Insurance Group, Inc.	1,300,000	24,687,000
		50,041,000
IT Services (0.3%)
Mantech International Corp. (Class A)	351,776	8,442,624

Machinery (8.4%)
Albany International Corp. (Class A)(a)	1,600,000	35,152,000
Barnes Group, Inc.	1,400,000	35,014,000
Briggs & Stratton Corp.	1,600,000	29,872,000
ESCO Technologies, Inc.	930,662	36,156,219
Federal Signal Corp.(a)(b)	6,084,037	38,451,114
FreightCar America, Inc.(a)	1,160,000	20,636,400
Kaydon Corp.	1,400,000	31,276,000
		226,557,733
Media (2.8%)
Harte-Hanks, Inc.(a)	4,200,000	29,106,000
Meredith Corp.	1,350,000	47,250,000
		76,356,000
Metals & Mining (7.0%)
Commercial Metals Co.	2,700,000	35,640,000
Kaiser Aluminum Corp.(a)	950,000	55,470,500
Materion Corp.(a)	1,925,000	45,815,000
Worthington Industries, Inc.	2,425,000	52,525,500
		189,451,000
Multiline Retail (1.6%)
Fred's, Inc. (Class A)(a)	3,000,000	42,690,000

Oil, Gas & Consumable Fuels (4.9%)
Berry Petroleum Co. (Class A)	665,398	27,035,121
HollyFrontier Corp.	1,000,000	41,270,000
Stone Energy Corp.(a)(b)	2,575,000	64,684,000
		132,989,121
Professional Services (5.4%)
CDI Corp.(a)	1,575,000	26,822,250
Heidrick & Struggles International, Inc.(a)	1,675,000	21,339,500
Navigant Consulting, Inc.(a)(b)	2,850,000	31,492,500
Resources Connection, Inc.	2,150,000	28,186,500
The Dun & Bradstreet Corp.	500,000	39,810,000
		147,650,750
Road & Rail (2.1%)
Con-way, Inc.	2,075,000	56,792,750

Semiconductors (1.4%)
Micrel, Inc.(a)	3,550,000	36,991,000

Specialty Retail (0.2%)
Stage Stores, Inc.	276,800	5,829,408

Thrifts & Mortgage Finance (2.0%)
Berkshire Hills Bancorp, Inc.(a)	1,175,000	26,884,000
Provident Financial Services, Inc.	1,725,000	27,237,750
		54,121,750
Trading Companies & Distributors (2.1%)
GATX Corp.	1,350,000	57,294,000

TOTAL COMMON STOCKS (Cost $2,458,221,324)		$2,659,910,945

SHORT-TERM INVESTMENTS (1.9%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (1.9%)
Wells Fargo (Grand Cayman)(d)(e)	0.03%	$52,522,826	$52,522,826

TOTAL SHORT-TERM INVESTMENTS (Cost $52,522,826)			$52,522,826

TOTAL INVESTMENTS - (100.0%) (Cost $2,510,744,150)			2,712,433,771

OTHER ASSETS AND LIABILITIES, NET - (0.0%)(g)			(1,097,443)
TOTAL NET ASSETS - (100.0%)			$2,711,336,328

VALUE FUND - SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

COMMON STOCKS (92.3%)	SHARES	VALUE
Aerospace & Defense (2.2%)
AAR Corp.	400,000	$6,568,000
Exelis, Inc.	100,000	1,034,000
Orbital Sciences Corp.(b)	200,000	2,912,000
Spirit Aerosystems Holdings, Inc. (Class A)(b)	700,000	15,547,000
		26,061,000
Air Freight & Logistics (0.2%)
Pacer International, Inc.(b)	500,000	1,990,000

Airlines (2.0%)
Hawaiian Holdings, Inc.(b)	1,000,000	5,590,000
JetBlue Airways Corp.(b)	500,000	2,395,000
Spirit Airlines, Inc.(b)	600,000	10,248,000
Westjet Airlines, Ltd. (CAD)(c)(d)	300,000	5,324,992
		23,557,992
Capital Markets (2.0%)
BGC Partners, Inc. (Class A)	750,000	3,675,000
FirstCity Financial Corp.(a)(b)(f)	785,000	6,303,550
Janus Capital Group, Inc.	1,500,000	14,160,000
		24,138,550
Chemicals (1.8%)
A. Schulman, Inc.	295,100	7,029,282
American Vanguard Corp.(a)(h)	400,000	13,920,000
		20,949,282
Commercial Banks (2.7%)
CoBiz Financial, Inc.	250,000	1,750,000
Hawthorn Bancshares, Inc.(a)(f)	182,541	1,611,837
Heritage Financial Corp.	250,000	3,757,500
MidSouth Bancorp, Inc.	500,000	8,095,000
North Valley Bancorp(a)(b)(f)	633,333	8,606,996
Pacific Continental Corp.	250,000	2,232,500
TCF Financial Corp.	500,000	5,970,000
		32,023,833
Commercial Services & Supplies (2.4%)
Intersections, Inc.(a)	1,232,109	12,986,429
Perma-Fix Environmental Services, Inc.(a)(b)	4,000,000	4,160,000
TRC Cos., Inc.(a)(b)(f)	1,549,891	11,655,180
		28,801,609
Communications Equipment (2.8%)
Hemisphere GPS, Inc. (CAD)(a)(b)(c)(f)	6,296,000	4,418,919
InterDigital, Inc.(h)	400,000	14,912,000
Lantronix, Inc.(a)(b)	1,004,557	1,757,975
PC-Tel, Inc.	231,958	1,635,304
Westell Technologies, Inc. (Class A)(a)(b)	4,800,000	10,272,000
		32,996,198
Construction & Engineering (4.2%)
AECOM Technology Corp.(b)	600,000	12,696,000
Aegion Corp.(b)	200,000	3,832,000
Argan, Inc.(a)	750,000	13,087,500
Layne Christensen Co.(b)	400,000	7,844,000
Northwest Pipe Co.(a)(b)	500,000	12,325,000
		49,784,500
Consumer Finance (0.9%)
Ezcorp, Inc. (Class A)(b)	458,830	10,520,972

Diversified Consumer Services (1.1%)
American Public Education, Inc.(b)	125,000	4,553,750
Lincoln Educational Services Corp.(a)	2,150,000	9,030,000
		13,583,750
Diversified Financial Services (1.8%)
Asset Acceptance Capital Corp.(b)(f)	627,500	4,681,150
Collection House, Ltd. (AUD)(c)(d)(f)	4,620,000	4,833,844
Encore Capital Group, Inc.(b)	400,000	11,304,000
		20,818,994
Electrical Equipment (1.9%)
Magnetek, Inc.(a)(b)	299,999	3,377,989
Powell Industries, Inc.(b)	400,000	15,468,000
Power Solutions International, Inc.(b)	100,000	1,520,000
Ultralife Corp.(b)	700,000	2,177,000
		22,542,989
Electronic Equipment & Instruments (0.8%)
PC Connection, Inc.	300,000	3,453,000
Richardson Electronics, Ltd.	500,000	5,935,000
		9,388,000
Energy Equipment & Services (7.3%)
Newpark Resources, Inc.(a)(b)	4,600,000	34,086,000
Pioneer Energy Services Corp.(b)	958,100	7,463,599
TETRA Technologies, Inc.(b)	1,000,000	6,050,000
Unit Corp.(b)	700,000	29,050,000
Willbros Group, Inc.(b)	1,742,720	9,358,406
		86,008,005
Food & Staples Retailing (0.6%)
Roundy's, Inc.	1,150,000	6,957,500

Food Products (0.8%)
Hanover Foods Corp. (Class A)(d)(f)	49,250	4,824,038
Inventure Foods, Inc.(a)(b)	245,692	1,397,987
Riken Vitamin Co., Ltd. (JPY)(c)(d)(f)	120,000	3,352,586
		9,574,611
Health Care Equipment & Supplies (10.8%)
Accuray, Inc.(a)(b)	5,000,000	35,400,000
Analogic Corp.(a)	150,000	11,725,500
CONMED Corp.	500,000	14,250,000
Digirad Corp.(a)(b)	1,800,000	3,726,000
Fukuda Denshi Co., Ltd. (JPY)(c)(d)(f)	300,000	9,590,389
Invacare Corp.	700,000	9,898,000
Iridex Corp.(a)(b)	500,000	1,845,000
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)(f)	938,000	9,588,267
RTI Biologics, Inc.(b)	750,000	3,127,500
STAAR Surgical Co.(b)	1,126,822	8,518,774
STERIS Corp.	50,000	1,773,500
Trinity Biotech PLC (ADR)(a)	1,410,000	17,723,700
		127,166,630
Health Care Providers & Services (7.5%)
BioScrip, Inc.(b)	1,364,626	12,431,743
Healthways, Inc.(b)	500,000	5,855,000
Hooper Holmes, Inc.(a)(b)(f)	6,344,014	4,060,169
LHC Group, Inc.(b)	500,000	9,235,000
Omnicare, Inc.(h)	759,600	25,803,612
PDI, Inc.(a)(b)(f)	1,400,000	11,158,000
The Ensign Group, Inc.	646,300	19,780,011
		88,323,535
Hotels, Restaurants & Leisure (1.4%)
Denny's Corp.(b)	1,957,192	9,492,381
Ruby Tuesday, Inc.(b)	300,000	2,175,000
Ruth's Hospitality Group, Inc.(b)	750,000	4,777,500
		16,444,881
Household Products (0.4%)
Oil-Dri Corp. of America	200,000	4,628,000

Insurance (0.3%)
Endurance Specialty Holdings Ltd.	100,000	3,850,000

IT Services (3.2%)
Analysts International Corp.(a)(b)(f)	478,000	1,849,860
Computer Task Group, Inc.(a)(b)	1,115,000	18,040,700
Dynamics Research Corp.(a)(b)	818,400	5,606,040
Official Payments Holdings, Inc.(a)(b)	1,600,000	7,888,000
StarTek, Inc.(a)(b)(f)	1,400,000	4,200,000
		37,584,600
Life Sciences Tools & Services (2.4%)
BioClinica, Inc.(a)(b)(f)	1,300,000	8,307,000
Cambrex Corp.(a)(b)	1,700,000	19,941,000
		28,248,000
Machinery (5.4%)
Astec Industries, Inc.(b)	350,000	11,063,500
Federal Signal Corp.(b)	2,147,925	13,574,886
Flow International Corp.(b)	250,000	925,000
Greenbrier Cos, Inc.(b)	200,000	3,228,000
Hardinge, Inc.	500,000	5,125,000
Harsco Corp.	300,000	6,159,000
L.B. Foster Co. (Class A)	150,000	4,851,000
Lydall, Inc.(b)	700,000	9,863,000
Met-Pro Corp.	77,900	697,205
MFRI, Inc.(a)(b)(f)	576,000	3,340,800
Supreme Industries, Inc. (Class A)(a)(b)	1,230,000	4,489,500
		63,316,891
Media (0.5%)
Saga Communications, Inc. (Class A)(b)	106,135	4,300,590
SearchMedia Holdings, Ltd.(a)(b)(d)(f)	1,200,000	1,884,000
		6,184,590
Metals & Mining (9.7%)
AuRico Gold, Inc. (CAD)(b)(c)	6,500,000	45,687,112
Coeur d'Alene Mines Corp.(b)	400,000	11,532,000
Energold Drilling Corp. (CAD)(b)(c)	1,000,000	3,987,387
Golden Star Resources, Ltd.(a)(b)	17,700,000	34,869,000
Hecla Mining Co.	250,000	1,637,500
Nautilus Minerals, Inc. (CAD)(b)(c)	3,360,800	3,179,274
Olympic Steel, Inc.	350,000	5,908,000
U.S. Silver Corp. (CAD)(a)(b)(c)	3,000,000	7,262,740
		114,063,013
Multiline Retail (1.4%)
ALCO Stores, Inc.(a)(b)(f)	380,400	2,655,192
Fred's, Inc. (Class A)	1,000,000	14,230,000
		16,885,192
Oil, Gas & Consumable Fuels (3.2%)
Bill Barrett Corp.(b)	500,000	12,385,000
Clayton Williams Energy, Inc.(b)	125,000	6,486,250
Forest Oil Corp.(b)	250,000	2,112,500
Scorpio Tankers, Inc.(b)	400,000	2,400,000
Swift Energy Co.(b)	700,000	14,616,000
		37,999,750
Pharmaceuticals (1.3%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)(d)	500,000	2,617,183
Cangene Corp. (CAD)(b)(c)(f)	2,000,000	3,377,073
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(d)	500,000	8,228,560
Heska Corp.	100,000	902,000
		15,124,816
Professional Services (3.8%)
Barrett Business Services, Inc.(a)	500,000	13,550,000
Hudson Global, Inc.(a)(b)	2,750,000	12,265,000
Navigant Consulting, Inc.(b)	1,200,000	13,260,000
RCM Technologies, Inc.(a)(b)(f)	1,100,000	5,984,000
		45,059,000
Road & Rail (0.4%)
Marten Transport, Ltd.	300,000	5,271,000

Semiconductors (1.4%)
CyberOptics Corp.(b)	107,021	744,866
Micrel, Inc.	1,000,000	10,420,000
TriQuint Semiconductor, Inc.(b)	1,000,000	5,050,000
		16,214,866
Software (1.5%)
Actuate Corp.(b)	250,000	1,757,500
ePlus, Inc.(a)(b)	400,000	15,688,000
		17,445,500
Specialty Retail (1.0%)
Brown Shoe Co., Inc.	500,000	8,015,000
Casual Male Retail Group, Inc.(b)	700,000	3,241,000
		11,256,000
Textiles, Apparel & Luxury Goods (0.4%)
Hampshire Group, Ltd.(b)(f)	291,699	1,006,362
Lakeland Industries, Inc.(a)(b)(f)	516,500	3,207,465
		4,213,827
Thrifts & Mortgage Finance (0.8%)
B of I Holding, Inc.(b)	211,162	5,500,770
HF Financial Corp.(a)(f)	350,000	4,287,500
		9,788,270

TOTAL COMMON STOCKS (Cost $936,191,084)		$1,088,766,146

SHORT-TERM INVESTMENTS (7.6%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (7.6%)
Wells Fargo (Grand Cayman)(d)(e)	0.03%	$90,164,617	$90,164,617

TOTAL SHORT-TERM INVESTMENTS (Cost $90,164,617)			$90,164,617

TOTAL INVESTMENTS - (99.9%) (Cost $1,026,355,701)			1,178,930,763

OTHER ASSETS AND LIABILITIES, NET - (0.1%)			765,082
TOTAL NET ASSETS - (100.0%)			$1,179,695,845

(a)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	Traded in a foreign country.
(d)	Classified as Level 2. Valued using methods determined by the Board of Directors or using a systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2012.
(f)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(g)	Less than 0.05% of total net assets.
(h)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $45,817,000 as of September 30, 2012. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:

(ADR) American Depositary Receipt

(AUD) Australia

(CAD) Canada

(JPY) Japan

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Schedules of Investments.

notes to schedules of investments

September 30, 2012 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to Regulated Investment Companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments on the Statement of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At September 30, 2012, 0.76% of the Value Plus and 10.58% of the Value Funds’ net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. As of September 30, 2012, the Funds did not hold any restricted securities.

(f)	The Schedules of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from those estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international fair valued securities and portfolio securities lacking any sales referenced in Note 2(a).

•	Level 3 - Significant unobservable prices or inputs (includes the Board of Directors' and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2012:

Fund Name	LEVEL 1 Quoted Prices[1]	LEVEL 2 Other Significant Observable Inputs[1,2]	LEVEL 3 Significant Unobservable Inputs[3]	TOTAL
Select Value Fund
Common Stocks	$656,987,612	$—	$—	$656,987,612
Short-Term Investments	—	9,022,881	—	9,022,881
Value Plus Fund
Common Stocks	2,659,910,945	—	—	2,659,910,945
Short-Term Investments	—	52,522,826	—	52,522,826
Value Fund
Common Stocks	1,038,522,287	50,243,859	—	1,088,766,146
Short-Term Investments	—	90,164,617	—	90,164,617
Other Financial Instruments[4]
Liabilities
Options Written	—	(1,090,000)	—	(1,090,000)

[1]	The Funds recognize transfers between levels as of the beginning of the fiscal year. Transfers between Level 1 and Level 2 as of September 30, 2012 resulted from securities priced using quoted prices which were not active at either the beginning or end of the period.

Security amounts in the Value Fund that were transferred between Levels 1 and 2 at September 30, 2012 were as follows:

	LEVEL 1 - QUOTED PRICES		LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$—	$(1,884,000)	$1,884,000	$—
Short-Term Investments	—	—	—	—
Total	$—	$(1,884,000)	$1,884,000	$—

[2]	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

[3]	The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the nine months ended September 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

[4]	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. As of September 30, 2012, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2012, the Funds had no open futures positions.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the nine months ended September 30, 2012:

Fund Name	Number of Contracts	Premiums
Value Fund
Balance at December 31, 2011	2,500	$62,099
Options written	107,124	4,864,666
Options expired	(54,884)	(2,447,328)
Options closed	(4,750)	(288,921)
Options exercised	(36,990)	(1,659,018)
Balance at September 30, 2012	13,000	$531,498

Fund Name	Number of Contracts	Written Options At Value*
Value Fund
American Vanguard Corp., $35.00, 10/20/12 (Covered Call)	4,000	$460,000
Omnicare, Inc., $34.00, 10/20/12 (Covered Call)	5,000	430,000
InterDigital, Inc., $40.00, 10/20/12 (Covered Call)	4,000	200,000
Total Written Options	13,000	$1,090,000

* Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have the ability to lend securities to approved financial institutions to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is generally maintained at not less than 102% of the value of the loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The borrower pays fees at the Funds’ direction to Brown Brothers Harriman & Co. (the “Lending Agent”). The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The Funds did not have any securities on loan during the nine months ended September 30, 2012.

(6)	INVESTMENT TRANSACTIONS

During the nine months ended September 30, 2012, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

Fund	Cost of Purchases	Proceeds from Sales
Select Value Fund	$165,008,842	$281,645,499
Value Plus Fund	795,617,362	494,713,819
Value Fund	188,893,401	318,170,465

(7)	FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2012 are displayed in the table below:

Fund	Tax cost of investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Tax Unrealized Appreciation on Investments
Select Value Fund	$607,546,387	$88,177,764	$(29,713,658)	$58,464,106
Value Plus Fund	2,513,901,488	373,960,841	(175,428,558)	198,532,283
Value Fund	1,027,601,005	290,566,494	(139,236,736)	151,329,758

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies ("RICs") since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

•	New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

•	The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

•	Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Select Value, Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the nine months ended September 30, 2012:

Select Value Fund
Security Name	SHARE BALANCE AT JANUARY 1, 2012	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2012	DIVIDENDS	REALIZED GAINS (LOSSES)
First Interstate Bancsystem, Inc. (Class A)	824,300	—	—	824,300	$197,832	$—
					$197,832	$—

Value Plus Fund
Security Name	SHARE BALANCE AT JANUARY 1, 2012	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2012	DIVIDENDS	REALIZED GAINS (LOSSES)
Albany International Corp. (Class A)	—	1,600,000	—	1,600,000	$392,000	$—
American Vanguard Corp.	2,675,000	—	1,250,000	1,425,000	235,250	13,177,150
Analogic Corp.	750,000	100,000	—	850,000	250,000	—
Asset Acceptance Capital Corp.	2,380,000	373,559	—	2,753,559	—	—
Berkshire Hills Bancorp, Inc.	1,175,000	—	—	1,175,000	599,250	—
Black Box Corp.	1,050,000	50,000	—	1,100,000	249,500	—
CDI Corp.	1,525,000	50,000	—	1,575,000	607,750	—
Centerstate Banks, Inc.	1,725,000	—	—	1,725,000	51,750	—
CONMED Corp.	1,550,000	250,000	—	1,800,000	772,500	—
CTS Corp.	2,375,000	—	—	2,375,000	249,375	—
Encore Wire Corp.	1,250,000	300,000	—	1,550,000	83,000	—
Federal Signal Corp.	5,750,000	334,037	—	6,084,037	—	—
Fred's, Inc. (Class A)	2,400,000	600,000	—	3,000,000	468,000	—
FreightCar America, Inc.	1,150,000	35,000	25,000	1,160,000	209,100	(556,936)
Granite Construction, Inc.	1,375,000	783,500	—	2,158,500	693,355	—
Gulf Island Fabrication, Inc.	1,250,000	—	—	1,250,000	375,000	—
Harte-Hanks, Inc.	3,100,000	1,100,000	—	4,200,000	899,221	—
Heidrick & Struggles International, Inc.	1,650,000	50,000	25,000	1,675,000	656,500	(421,473)
Invacare Corp.	2,350,000	650,000	—	3,000,000	69,375	—
Kaiser Aluminum Corp.	1,075,000	150,000	275,000	950,000	812,500	(988,977)
Materion Corp.	1,325,000	600,000	—	1,925,000	277,500	—
Micrel, Inc.	3,100,000	450,000	—	3,550,000	411,000	—
Navigant Consulting, Inc.	2,850,000	—	—	2,850,000	—	—
Overseas Shipholding Group, Inc.	1,650,000	—	1,650,000	—	—	(38,862,884)
Park Electrochemical Corp.	1,425,000	150,000	—	1,575,000	447,500	—
PharMerica Corp.	1,900,000	700,000	—	2,600,000	—	—
Renasant Corp.	1,650,000	50,000	—	1,700,000	858,500	—
Simmons First National Corp. (Class A)	1,225,000	—	1,225,000	—	403,228	(5,134,488)
StellarOne Corp.	1,625,000	—	—	1,625,000	292,500	—
Stone Energy Corp.	2,125,000	450,000	—	2,575,000	—	—
Superior Industries International, Inc.	1,400,000	200,000	—	1,600,000	948,000	—
TriCo Bancshares	1,050,000	—	1,050,000	—	157,107	(1,450,671)
Zep, Inc.	1,300,000	400,000	—	1,700,000	174,703	—
					$11,643,464	$(34,238,279)

Value Fund
Security Name	SHARE BALANCE AT JANUARY 1, 2012	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2012	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	5,000,000	—	—	5,000,000	$—	$—
ALCO Stores, Inc. (a)	380,400	—	—	380,400	—	—
American Vanguard Corp.	2,000,000	—	1,600,000	400,000	91,050	20,567,570
Analogic Corp	700,000	—	550,000	150,000	153,591	20,891,438
Analysts International Corp.	473,000	5,000	—	478,000	—	—
Argan, Inc.	—	750,000	—	750,000	—	—
Barrett Busines Services, Inc.	550,000	—	50,000	500,000	181,500	482,453
BioClinica, Inc.	1,257,303	42,697	—	1,300,000	—	—
Cambrex Corp.	2,000,000	—	300,000	1,700,000	—	946,154
Computer Task Group, Inc.	1,500,000	—	385,000	1,115,000	—	4,353,656
Digirad Corp.	1,800,000	—	—	1,800,000	—	—
Dynamics Research Corp.	800,000	18,400	—	818,400	—	—
ePlus, Inc.	400,000	—	—	400,000	—	—
FirstCity Financial Corp.	785,000	—	—	785,000	—	—
Flanders Corp.	2,482,619	—	2,482,619	—	—	(3,091,610)
Golden Star Resources, Ltd	15,000,000	2,700,000	—	17,700,000	—	—
Hawthorn Bancshares Inc.(b)	236,184	9,447	63,090	182,541	33,350	(1,151,160)
Hemisphere GPS, Inc.	5,621,000	675,000	—	6,296,000	—	—
HF Financial Corp.	350,000	—	—	350,000	118,125	—
Hooper Holmes, Inc.	5,865,000	479,014	—	6,344,014	—	—
Hudson Global, Inc.(c)	2,330,000	420,000	—	2,750,000	—	—
Intersections, Inc.	1,240,312	—	8,203	1,232,109	742,547	49,236
Inventure Foods, Inc.	1,875,300	—	1,629,608	245,692	—	4,516,526
Iridex Corp.	500,000	—	—	500,000	—	—
Lakeland Industries, Inc.	516,500	—	—	516,500	—	—
Lantronix, Inc.	1,004,557	—	—	1,004,557	—	—
Lincoln Educational Services Corp.	1,000,000	1,150,000	—	2,150,000	306,250	—
Magnetek, Inc.	299,999	—	—	299,999	—	—
MFRI, Inc.	576,000	—	—	576,000	—	—
Newpark Resources, Inc.	4,600,000	—	—	4,600,000	—	—
North Valley Bancorp	633,333	—	—	633,333	—	—
Northwest Pipe Co.	500,000	—	—	500,000	—	—
Official Payments Holdings, Inc. (d)	950,000	650,000	—	1,600,000	—	—
PDI, Inc.	1,400,000	—	—	1,400,000	—	—
Perma-Fix Environmental Services, Inc.	4,000,000	—	—	4,000,000	—	—
RCM Technologies, Inc.	1,100,000	—	—	1,100,000	—	—
SearchMedia Holdings, Ltd.	1,200,000	—	—	1,200,000	—	—
SRI/Surgical Express, Inc.	560,000	—	560,000	—	—	(718,541)
StarTek, Inc.	1,500,000	—	100,000	1,400,000	—	(848,586)
Supreme Industries, Inc. (Class A)	1,230,000	—	—	1,230,000	—	—
TRC Cos., Inc.	1,549,891	—	—	1,549,891	—	—
Trinity Biotech PLC (ADR)	1,400,000	10,000	—	1,410,000	211,500	—
U.S. Silver Corp.(e)	19,000,000	—	16,000,000	3,000,000	—	—
Westell Technologies, Inc. (Class A)	4,800,000	—	—	4,800,000	—	—
					$1,837,913	$45,997,136

(a)	Formerly Duckwall-ALCO Stores, Inc.
(b)	Stock dividend on June 13, 2012.
(c)	Formerly Hudson Highland Group, Inc.
(d)	Formerly Tier Technologies, Inc.
(e)	1 for 5 reverse stock split on January 30, 2012.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date November 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date November 2, 2012

By (Signature and Title)	/s/ Nicole J. Best
Nicole J. Best, Treasurer and Principal Accounting Officer

Date November 2, 2012